Related Party Transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Lease Transactions
Depreciation	€ 176,204	€ 519,093
Interest expense	42,729	127,779
Lease Balances [Abstract]
Right-of-use asset	4,343,308	4,343,308
Lease Agreements
Lease Transactions
Depreciation		13,004
Interest expense		1,397
Lease expense		3,207
Lease expense			€ 18,148
Lease Balances [Abstract]
Right-of-use asset	124,303	124,303
Lease liability	124,863	124,863
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation		3,620
Interest expense		342
Lease expense		2,815
Lease expense			6,494
Lease Balances [Abstract]
Right-of-use asset	31,028	31,028
Lease liability	31,233	31,233
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation		9,384
Interest expense		1,055
Lease expense		392
Lease expense			€ 11,654
Lease Balances [Abstract]
Right-of-use asset	93,275	93,275
Lease liability	€ 93,630	€ 93,630